Investment Securities - Narrative (Details)		12 Months Ended
	Apr. 01, 2024 USD ($)	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financing Receivable, Impaired [Line Items]
Debt securities, available-for-sale transferred to held-to-maturity	$ 2,720,000,000
Net unamortized unrealized holding losses on available for sale investment securities transferred to held to maturity	$ 537,400,000	$ 0	$ (537,434,000)	$ 0
Number of investment securities in a loss position for less than twelve months | security		4
Number of investment securities in a loss position for twelve months or longer | security		176
Allowance for credit loss		$ 0
Held-to-maturity, allowance for credit loss, measurement input		0
Collateral Pledged
Financing Receivable, Impaired [Line Items]
AFS pledged to secure deposits		4,090,000,000.00	2,830,000,000
HTM pledged to secure deposits		$ 175,000	$ 2,450,000,000